SCHEDULE OF DISAGGREGATION OF REVENUE BY GEOGRAPHICAL CUSTOMER LOCATIONS (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 SGD ($)	Dec. 31, 2020 SGD ($)	Dec. 31, 2019 SGD ($)
Disaggregation of Revenue [Line Items]
Revenue	$ 10,920	$ 14,764	$ 21,397	$ 18,219
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Revenue		8,975	16,897	11,946
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue		5,789	4,500	6,273
SINGAPORE
Disaggregation of Revenue [Line Items]
Revenue		6,440	5,527	8,494
MALAYSIA
Disaggregation of Revenue [Line Items]
Revenue		4,877	12,289	4,771
Other Countries [Member]
Disaggregation of Revenue [Line Items]
Revenue		3,447	3,581	4,954
Cleaning Systems [Member]
Disaggregation of Revenue [Line Items]
Revenue		8,975	16,945	12,318
Cleaning Systems [Member] | Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Revenue		8,975	16,897	11,946
Cleaning Systems [Member] | Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue			48	372
Cleaning Systems [Member] | SINGAPORE
Disaggregation of Revenue [Line Items]
Revenue		651	1,075	2,593
Cleaning Systems [Member] | MALAYSIA
Disaggregation of Revenue [Line Items]
Revenue		4,877	12,289	4,771
Cleaning Systems [Member] | Other Countries [Member]
Disaggregation of Revenue [Line Items]
Revenue		3,447	3,581	4,954
Dishware Washing Services [Member]
Disaggregation of Revenue [Line Items]
Revenue		5,789	4,452	5,901
Dishware Washing Services [Member] | Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Revenue
Dishware Washing Services [Member] | Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue		5,789	4,452	5,901
Dishware Washing Services [Member] | SINGAPORE
Disaggregation of Revenue [Line Items]
Revenue		5,789	4,452	5,901
Dishware Washing Services [Member] | MALAYSIA
Disaggregation of Revenue [Line Items]
Revenue
Dishware Washing Services [Member] | Other Countries [Member]
Disaggregation of Revenue [Line Items]
Revenue